Significant Accounting Policies (Details)	6 Months Ended
Jun. 30, 2018
Significant Accounting Policies (Textual)
Description of translated exchange rate
The consolidated financial statements as of June 30, 2018 and for the six months then ended have been translated into U.S. dollars using the exchange rate of the U.S. dollar as of June 30, 2018 (U.S. $1.00 = NIS 3.65).